LOANS RECEIVABLE, NET (Details) - USD ($)	Sep. 30, 2022	Mar. 31, 2022
Loans and Leases Receivable Disclosure [Line Items]
Loans receivable	$ 41,096,712	$ 46,115,732
Allowance for uncollectible loans receivable	(41,096,712)	(46,115,732)
Loans receivable, net - current	$ 0	$ 0